Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss for the period	$ (4,216)	$ (2,084)	$ (6,856)	$ (3,542)
Items not affecting cash and cash equivalents:
Provision	7	1	5	20
Depreciation and amortization	35	36	71	72
Share-based compensation costs	33	260	60	273
Employee future benefits (note 7)	98	50	197	99
Amortization of deferred revenues	124	(492)	(704)	(1,016)
Foreign exchange on items denominated in foreign currencies	(513)	(54)	(687)	212
Gain on disposal of property, plant and equipment		(1)		(1)
Other non-cash items	495	(114)	509	(85)
Interest accretion on lease liabilities		1		3
Payment (refund) of income taxes	(51)	(517)	830	(1,641)
Other asset		(82)		(82)
Changes in operating assets and liabilities (note 9)	(862)	(639)	264	1,008
Net cash used in operating activities	(4,850)	(3,635)	(6,311)	(4,680)
Cash flows from financing activities
Issuance of common shares (note 8)				34,200
Transaction costs (note 8)				(3,221)
Proceeds from exercise of warrants (note 8)		55		20,041
Payments on lease liabilities	(34)	(31)	(68)	(63)
Net cash provided by (used in) financing activities	(34)	24	(68)	50,957
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment		1		1
Purchase of intangible assets				(490)
Purchase of property and equipment	(42)	(3)	(48)	(20)
Net cash “used in” provided by investing activities	(42)	(2)	(48)	(509)
Effect of exchange rate changes on cash and cash equivalents	(513)	110	(716)	(171)
Net change in cash and cash equivalents	(5,439)	(3,503)	(7,143)	45,597
Cash and cash equivalents – Beginning of period	63,596	73,371	65,300	24,271
Cash and cash equivalents – End of period	$ 58,157	$ 69,868	$ 58,157	$ 69,868